Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

January 16, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Tradr 2X Long ARQQ Daily ETF, Tradr 2X Long BETR Daily ETF, Tradr 2X Long BKKT Daily ETF, Tradr 2X Long CRML Daily ETF, Tradr 2X Long EH Daily ETF, Tradr 2X Long EVEX Daily ETF, Tradr 2X Long FRMI Daily ETF, Tradr 2X Long INOD Daily ETF, Tradr 2X Long IOT Daily ETF, Tradr 2X Long KDK Daily ETF, Tradr 2X Long LAC Daily ETF, Tradr 2X Long NTSK Daily ETF, Tradr 2X Long ONDS Daily ETF, Tradr 2X Long PATH Daily ETF, Tradr 2X Long QURE Daily ETF, Tradr 2X Long RZLV Daily ETF, Tradr 2X Long SHLS Daily ETF, Tradr 2X Long SNAP Daily ETF, Tradr 2X Long USAR Daily ETF and Tradr 2X Long WDC Daily ETF, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 487 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on January 12, 2026.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/ Mel de Leon
Mel de Leon
Investment Managers Series Trust II